Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Reconciliation of Cash, Cash Equivalents and Restricted Cash

	December 31, 2018
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$234.1	$3.1	$4.2	$4.9
Restricted Cash	210.0	156.7	25.6	27.6
Total Cash, Cash Equivalents and Restricted Cash	$444.1	$159.8	$29.8	$32.5

	December 31, 2017
	AEP	AEP Texas	APCo	OPCo
	(in millions)
Cash and Cash Equivalents	$214.6	$2.0	$2.9	$3.1
Restricted Cash	198.0	155.2	16.3	26.6
Total Cash, Cash Equivalents and Restricted Cash	$412.6	$157.2	$19.2	$29.7

Significant Customers

Significant Customers of AEP Texas:
Centrica, Just Energy, TXU Energy and Reliant Energy	2018 (b)	2017 (a)(b)	2016 (a)
Percentage of Total Revenues	45%	35%	46%
Percentage of Accounts Receivable – Customers	35%	31%	42%

(a)	TXU Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.

(b)	Just Energy did not meet the Total Revenue threshold of 10% in order to be considered a significant customer.

Significant Customers of AEPTCo:
AEP Subsidiaries	2018	2017		2016
Percentage of Total Revenues	77%	80%		77%
Percentage of Total Accounts Receivable	84%	85%	(a)	86%

(a)	Reflects the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.

Target Asset Allocations

Pension Plan Assets	Target
Equity	25%
Fixed Income	59%
Other Investments	15%
Cash and Cash Equivalents	1%

OPEB Plans Assets	Target
Equity	49%
Fixed Income	49%
Cash and Cash Equivalents	2%

Basic and Diluted EPS Calculations

	Years Ended December 31,
	2018		2017		2016
	(in millions, except per share data)
		$/share		$/share		$/share
Income from Continuing Operations	$1,931.3		$1,928.9		$620.5
Less: Net Income Attributable to Noncontrolling Interests	7.5		16.3		7.1
Earnings Attributable to AEP Common Shareholders from Continuing Operations	$1,923.8		$1,912.6		$613.4

Weighted Average Number of Basic Shares Outstanding	492.8	$3.90	491.8	$3.89	491.5	$1.25
Weighted Average Dilutive Effect of Stock-Based Awards	1.0	—	0.8	(0.01)	0.2	—
Weighted Average Number of Diluted Shares Outstanding	493.8	$3.90	492.6	$3.88	491.7	$1.25

Supplementary Information

	Years Ended December 31,
Cash Flow Information	2018	2017	2016
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$939.3	$858.3	$848.5
Income Taxes	(24.7)	(1.1)	29.5
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	55.6	60.7	86.1
Construction Expenditures Included in Current Liabilities as of December 31,	1,120.4	1,330.8	858.0
Construction Expenditures Included in Noncurrent Liabilities as of December 31,	—	71.8	—
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	4.0	—	2.1
Noncash Contribution of Assets by Noncontrolling Interest	84.0	—	—
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage	2.2	2.6	0.7

2018

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,965.0	$262.2	$133.9	$428.1	$278.9	$232.6	$155.5	$237.0
Amortization of Certain Securitized Assets	287.9	240.0	—	—	—	47.9	—	—
Amortization of Regulatory Assets and Liabilities	33.7	(2.6)	—	0.3	14.2	(20.8)	8.5	2.5
Total Depreciation and Amortization	$2,286.6	$499.6	$133.9	$428.4	$293.1	$259.7	$164.0	$239.5

2017

Depreciation and Amortization	AEP	AEP Texas	AEPTCo (a)	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,709.1	$221.1	$95.7	$407.6	$203.1	$200.9	$131.4	$217.2
Amortization of Certain Securitized Assets	275.9	231.4	—	—	—	44.4	—	—
Amortization of Regulatory Assets and Liabilities	12.2	(2.4)	—	0.3	7.8	(19.4)	(1.0)	0.2
Total Depreciation and Amortization	$1,997.2	$450.1	$95.7	$407.9	$210.9	$225.9	$130.4	$217.4

2016

Depreciation and Amortization	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Depreciation and Amortization of Property, Plant and Equipment	$1,688.5	$204.0	$65.9	$387.6	$183.9	$202.3	$122.6	$196.6
Amortization of Certain Securitized Assets	254.6	210.3	—	—	—	44.3	—	—
Amortization of Regulatory Assets and Liabilities	19.2	(0.4)	—	0.9	7.8	(8.0)	7.6	(0.1)
Total Depreciation and Amortization	$1,962.3	$413.9	$65.9	$388.5	$191.7	$238.6	$130.2	$196.5

(a)
Reflects the revisions made to AEPTCo’s previously issued financial statements. For additional details on the revisions to AEPTCo’s financial statements, see “Revisions to Previously Issued Financial Statements” below.

Revision to Prior Year Income

	Twelve Months Ended December 31, 2017
	As Reported	Adjustments	As Adjusted
	(in millions)
TOTAL REVENUES	$723.2	$(16.3)	$706.9

EXPENSES
Depreciation and Amortization	97.1	(1.4)	95.7
TOTAL EXPENSES	275.4	(1.4)	274.0

OPERATING INCOME	447.8	(14.9)	432.9

Other Income (Expense):
Allowance for Equity Funds Used During Construction	52.3	(3.3)	49.0
Interest Expense	(68.0)	(2.2)	(70.2)

INCOME BEFORE INCOME TAX EXPENSE	433.3	(20.4)	412.9

Income Tax Expense	147.2	(5.0)	142.2

NET INCOME	$286.1	$(15.4)	$270.7

Schedule of Error Corrections and Prior Period Adjustments

	Twelve Months Ended December 31, 2017
	As Reported	Adjustments	As Adjusted
	(in millions)
OPERATING ACTIVITIES
Net Income	$286.1	$(15.4)	$270.7
Adjustments to Reconcile Net Income to Net Cash Flows from Operating Activities:
Depreciation and Amortization	97.1	(1.4)	95.7
Deferred Income Taxes	272.8	(1.3)	271.5
Allowance for Equity Funds Used During Construction	(52.3)	3.3	(49.0)
Property Taxes	(15.6)	(7.2)	(22.8)
Change in Other Noncurrent Assets	9.8	1.2	11.0
Change in Other Noncurrent Liabilities	27.3	0.2	27.5
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(34.5)	4.1	(30.4)
Accounts Payable	9.8	13.2	23.0
Accrued Taxes, Net	13.0	3.3	16.3
Net Cash Flows from Operating Activities	604.8	—	604.8

INVESTING ACTIVITIES
Net Cash Flows Used for Investing Activities	(1,595.6)	—	(1,595.6)

FINANCING ACTIVITIES
Net Cash Flows from Financing Activities	990.8	—	990.8

Net Change in Cash and Cash Equivalents	—	—	—
Cash and Cash Equivalents at Beginning of Period	—	—	—
Cash and Cash Equivalents at End of Period	$—	$—	$—

SUPPLEMENTARY INFORMATION
Cash Paid for Interest, Net of Capitalized Amounts	$61.2	$1.2	$62.4
Construction Expenditures Included in Current Liabilities as of December 31,	473.7	11.3	485.0

	December 31, 2017
	As Reported	Adjustment	As Adjusted
CURRENT ASSETS	(in millions)
Accounts Receivable:
Customers	$19.1	$(4.1)	$15.0
Total Accounts Receivable	113.6	(4.1)	109.5
Accrued Tax Benefits	46.6	2.8	49.4
TOTAL CURRENT ASSETS	327.7	(1.3)	326.4

TRANSMISSION PROPERTY
Transmission Property	5,336.1	(16.4)	5,319.7
Other Property, Plant and Equipment	131.4	(4.6)	126.8
Construction Work in Progress	1,312.7	11.3	1,324.0
Total Transmission Property	6,780.2	(9.7)	6,770.5
Accumulated Depreciation and Amortization	170.4	(17.8)	152.6
TOTAL TRANSMISSION PROPERTY – NET	6,609.8	8.1	6,617.9

OTHER NONCURRENT ASSETS
Deferred Property Taxes	117.8	7.2	125.0
TOTAL OTHER NONCURRENT ASSETS	130.6	7.2	137.8

TOTAL ASSETS	$7,068.1	$14.0	$7,082.1

CURRENT LIABILITIES
Accounts Payable:
General	$473.2	$11.3	$484.5
Affiliated Companies	52.9	13.2	66.1
Accrued Taxes	225.4	6.1	231.5
TOTAL CURRENT LIABILITIES	836.3	30.6	866.9

NONCURRENT LIABILITIES
Deferred Income Taxes	601.7	(1.3)	600.4
Regulatory Liabilities	493.7	0.1	493.8
TOTAL NONCURRENT LIABILITIES	3,626.5	(1.2)	3,625.3

TOTAL LIABILITIES	4,462.8	29.4	4,492.2

MEMBER’S EQUITY
Retained Earnings	788.7	(15.4)	773.3
TOTAL MEMBER’S EQUITY	2,605.3	(15.4)	2,589.9

TOTAL LIABILITIES AND MEMBER’S EQUITY	$7,068.1	$14.0	$7,082.1